Timothy Curtin

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, MA 02116

617.662.4832

617.662.3805

tcurtin@statestreet.com

May 31, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nomura Partners Funds, Inc. (the “Corporation”) – File Nos. 033-13863 and 811-001090

Ladies and Gentlemen:

On behalf of the Corporation, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to a supplement to the currently effective prospectus, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on May 23, 2012 (SEC Accession No. 0001193125-12-244401). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Please do not hesitate to contact the undersigned at 617.662.4832 if you have any questions or comments regarding the foregoing or the materials enclosed.

Sincerely,

/s/ Timothy Curtin

Timothy Curtin